Segment Production and Growth Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of detailed information about segment production and growth assets
As at 31 December 2024

	Australia 2024 US$m	International 2024 US$m	Marketing 2024 US$m	New Energy/ Corporate 2024 US$m	Consolidated 2024 US$m

Balance as at 31 December
Asia Pacific	571	-	-	-	571
Americas	-	149	-	-	149
Africa	-	1	-	-	1

Total exploration and evaluation	571	150	-	-	721

Balance as at 31 December
Land and buildings	615	57	-	62	734
Oil and gas properties 1	14,320	11,467	-	-	25,787
Projects in development	9,556	4,838	-	1,532	15,926
Other plant and equipment 1	-	-	-	189	189

Total property, plant and equipment	24,491	16,362	-	1,783	42,636

Balance as at 31 December
Goodwill	2,887	810	-	169	3,866
Contract assets 2	-	-	-	757	757
Software 2	-	-	-	203	203

Total intangible assets	2,887	810	-	1,129	4,826

Balance as at 31 December
Land and buildings	102	254	-	247	603
Oil and gas properties 3	16	1	-	-	17
Other plant and equipment 3	123	-	547	1	671

Total lease assets	241	255	547	248	1,291

Additions to exploration and evaluation:
Exploration	-	22	-	-	22
Evaluation	17	60	-	-	77
Restoration 4	-	-	-	-	-

	17	82	-	-	99

Additions to property, plant and equipment:
Acquisitions through business combination and asset acquisitions 5	-	1,367	-	936	2,303
Property, plant and equipment	2,794	1,828	-	381	5,003
Capitalised borrowings costs 6	278	120	-	12	410
Restoration 4	(137)	(54)	-	(1)	(192)

	2,935	3,261	-	1,328	7,524

Additions to intangible assets:
Acquisitions through business combination and asset acquisitions 5	-	-	-	941	941
Contract assets 2	-	-	-	1	1
Software 2	-	-	-	39	39

	-	-	-	981	981

Additions to lease assets:
Acquisitions through asset acquisitions 5	-	172	-	-	172
Land and buildings	15	-	-	22	37
Oil and gas properties 3	-	-	-	-	-
Other plant and equipment 3	-	-	111	-	111

	15	172	111	22	320

1.
Transferred exploration and evaluation and plant and equipment, which were categories in 2023, have been reviewed and presented in new categories in 2024. Transferred exploration and evaluation and operational plant and equipment have been combined and presented as ‘oil and gas properties’. All remaining plant and equipment have been presented as ‘other plant and equipment’. The 2023 amounts have been reclassified to be presented on the same basis.

2.	Intangible assets include software and contract assets which were previously presented within other assets (non-current). The 2023 amounts have been reclassified to be presented on the same basis.
3.
Plant and equipment, which was a category in 2023, has been reviewed and presented as ‘oil and gas properties’ and ‘other plant and equipment’ in 2024. The 2023 amounts have been reclassified to be presented on the same basis.

4.	Relates to changes in restoration provision assumptions.
5.	Refer to Note B.5 for details on business combination and Note B.7 for details on asset acquisitions.
6.	Borrowing costs capitalised were at a weighted average interest rate of 4.4%.
Refer
to Note A.1 for descriptions of the Group’s segments and geographical regions.

As at 31 December 2023

	Australia 2023 US$m	International 2023 US$m	Marketing 2023 US$m	New Energy/ Corporate 2023 US$m	Consolidated 2023 US$m

Balance as at 31 December
Asia Pacific	568	-	-	-	568
Americas	-	76	-	-	76
Africa	-	24	-	-	24

Total exploration and evaluation	568	100	-	-	668

Balance as at 31 December
Land and buildings	669	32	-	-	701
Oil and gas properties 1	16,858	7,310	-	-	24,168
Projects in development	7,825	7,655	-	244	15,724
Other plant and equipment 1	-	-	-	198	198

Total property, plant and equipment	25,352	14,997	-	442	40,791

Balance as at 31 December
Goodwill	3,185	810	-	-	3,995
Contract assets 2	-	-	-	15	15
Software 2	-	-	-	173	173

Total intangible assets	3,185	810	-	188	4,183

Balance as at 31 December
Land and buildings	94	92	-	244	430
Oil and gas properties 3	52	55	-	-	107
Other plant and equipment 3	144	2	539	8	693

Total lease assets	290	149	539	252	1,230

Additions to exploration and evaluation:
Exploration	29	59	-	-	88
Evaluation	55	108	-	-	163
Restoration 4	(5)	-	-	-	(5)

	79	167	-	-	246

Additions to property, plant and equipment:
Property, plant and equipment	3,127	2,000	-	190	5,317
Capitalised borrowing costs 5	188	123	-	-	311
Restoration 4	779	188	-	-	967

	4,094	2,311	-	190	6,595

Additions to intangible assets:
Adjustment to BHPP merger purchase price allocation	33	22	-	-	55
Contract assets 2	-	-	-	16	16
Software 2	-	-	-	118	118

	33	22	-	134	189

Additions to lease assets:
Land and buildings	-	-	-	8	8
Oil and gas properties 3	-	-	-	-	-
Other plant and equipment 3	6	-	114	-	120

	6	-	114	8	128

1.
Transferred exploration and evaluation and plant and equipment, which were categories in 2023, have been reviewed and presented in new categories in 2024. Transferred exploration and evaluation and operational plant and equipment have been combined and presented as ‘oil and gas properties’. All remaining plant and equipment have been presented as ‘other plant and equipment’. The 2023 amounts have been reclassified to be presented on the same basis.

2.	Intangible assets include software and contract assets which were previously presented within other assets (non-current). The 2023 amounts have been reclassified to be presented on the same basis.
3.
Plant and equipment, which was a category in 2023, has been reviewed and presented as “oil and gas properties” and “other plant and equipment” in 2024. The 2023 amounts have been reclassified to be presented on the same basis.

4.	Relates to changes in restoration provision assumptions.
5.	Borrowing costs capitalised were at a weighted average interest rate of 4.0%.